Shire Income Access Share Trust Balance Sheet - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Total assets	$ 16,609.8	$ 13,632.1
Liabilities:
Total liabilities	6,780.7	4,969.2
Equity:
Total equity	9,829.1	8,662.9
Total liabilities and equity	16,609.8	13,632.1
Shire Income Access Share Trust
ASSETS
Total assets	0.0	0.0
Liabilities:
Total liabilities	0.0	0.0
Equity:
Total equity	0.0	0.0
Total liabilities and equity	$ 0.0	$ 0.0